UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 	June 30, 2000

Check here if Amendment [ ]; Amendment Number: _____
	This Amendment (Check only one.):	[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Mark Robinson
Address:		2325-A Coit Road
			Plano, Texas 75075

Form 13F File Number:	28-05311

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Mark Robinson
Title:		Investment Officer
Phone:		972-985-7162

Signature, Place, and Date of Signing:

________________________	________________		________
	[Signature]			[City, State]			[Date]

Report Type (Check only one):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager
	reported in this report.)

[ ]	13F NOTICE (Check here if no holdings are in this report, and all holdings are reported by other reporting manager(s).)
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
Name of Issuer   Title of Class Cusip Market Value Shares SH/PRN Investment
Discretion Sole Voting Authority
Nokia ADR COM 654902204 "6,040,440.00" "120,960.00" SH SOLE Yes
Charles Schwab COM 808513105 "5,539,500.19" "164,743.50" SH SOLE Yes
Texas Instruments COM 882508104 "4,935,402.94" "71,853.00" SH SOLE Yes
EMC COM 268648102 "4,201,710.75" "54,612.00" SH SOLE Yes
Schlumberger COM 806857108 "3,511,479.37" "47,055.00" SH SOLE Yes
Dell Computer COM 247025109 "3,428,698.12" "69,530.00" SH SOLE Yes
Southwest Airlines COM 844741108 "2,913,230.92" "153,833.98" SH SOLE Yes
Citigroup COM 172967101 "2,905,435.75" "48,223.00" SH SOLE Yes
Cisco Systems COM 17275R102 "2,747,425.50" "43,224.00" SH SOLE Yes
Vodafone Airtouch ADR COM 92857T107 "2,649,223.69" "63,933.00" SH SOLE Yes
Microsoft COM 594918104 "2,563,680.00" "32,046.00" SH SOLE Yes
American Express COM 025816109 "2,514,979.12" "48,249.00" SH SOLE Yes
Home Depot COM 437076102 "2,468,510.23" "49,432.00" SH SOLE Yes
Philips Electronics ADR COM 500472204 "2,391,625.00" "50,350.00" SH SOLE Yes
United Parcel Service COM 911312106 "2,147,895.00" "36,405.00" SH SOLE Yes
Gap COM 364760108 "2,105,875.00" "67,388.00" SH SOLE Yes
Concord EFS COM 206197105 "2,065,050.00" "79,425.00" SH SOLE Yes
Walt Disney COM 254687106 "1,884,773.81" "48,561.00" SH SOLE Yes
Alcoa COM 013817101 "1,771,900.00" "61,100.00" SH SOLE Yes
Interpublic Group COM 460690100 "1,689,040.00" "39,280.00" SH SOLE Yes
Honeywell COM 438516106 "1,683,566.50" "49,976.00" SH SOLE Yes
Yahoo! COM 984332106 "1,577,424.25" "12,734.00" SH SOLE Yes
Masco COM 574599106 "1,567,463.75" "86,780.00" SH SOLE Yes
Kansas City Southern COM 485170302 "1,541,832.19" "17,385.00" SH SOLE Yes
Universal Forest Prods. COM 913543104 "1,509,200.00" "109,760.00" SH SOLE Yes
HSBC Holdings ADR COM 404280406 "1,475,668.12" "25,470.00" SH SOLE Yes
FedEx COM 31304N107 "1,449,700.00" "38,150.00" SH SOLE Yes
NIKE COM 654106103 "1,394,631.87" "35,030.00" SH SOLE Yes
Emerson Electric COM 291011104 "1,383,613.87" "22,917.00" SH SOLE Yes
Time Warner COM 887315109 "1,157,328.00" "15,228.00" SH SOLE Yes
Juniper Networks COM 48203R104 "1,116,464.37" "7,670.00" SH SOLE Yes
Martin Marietta Matrls COM 573284106 "1,111,667.31" "27,491.00" SH SOLE Yes
America Online COM 02364J104 "944,488.75" "17,905.00" SH SOLE Yes
Redback Networks COM 757209101 "937,898.50" "5,236.00" SH SOLE Yes
Level 3 Communications COM 52729N100 "859,144.00" "9,763.00" SH SOLE Yes
Perot Systems COM 714265105 "729,905.00" "66,355.00" SH SOLE Yes
Exxon Mobil COM 316390699 "448,401.38" "5,712.12" SH SOLE Yes
Alliant Energy COM 018802108 "437,398.00" "16,823.00" SH SOLE Yes
Intel COM 458140100 "419,377.69" "3,137.00" SH SOLE Yes
Sun Microsystems COM 866810104 "399,397.50" "4,392.00" SH SOLE Yes
Transocean Sedco COM G90078109 "361,237.50" "6,760.00" SH SOLE Yes
Martha Stewart Omnimedia COM 573083102 "355,410.00" "16,155.00" SH SOLE Yes
Data Return COM 23785M104 "317,492.00" "10,948.00" SH SOLE Yes
Abercrombie & Fitch COM 002896207 "280,434.37" "23,010.00" SH SOLE Yes
Lucent Technologies COM 549463107 "246,183.89" "4,155.00" SH SOLE Yes
Oracle COM 68389X105 "210,156.25" "2,500.00" SH SOLE Yes
Costco Wholesale COM 22160K105 "208,890.00" "6,330.00" SH SOLE Yes
Pacific Century Cyberworks COM Y6801N100 "19,000.00" "10,000.00" SH SOLE Yes


Report Summary:

Number of Other Included Managers:	___0___

Form 13F Information Table Entry Total:	____50_____

Form 13F Information Table Value Total:	_$84,619,250.45_

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	NONE



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